Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	Ambrx Biopharma Inc.
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity File Number	001-40505
Entity Central Index Key	0001836056
Entity Incorporation, State or Country Code	E9
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Deloitte & Touche LLP
Auditor Firm ID	34
Auditor Location	San Diego, California, United States
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
Entity Address, Country	US
Entity Common Stock, Shares Outstanding	300,015,224
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (ADSs), each representing seven ordinary shares, par value $0.0001 per ordinary share
Trading Symbol	AMAM
Security Exchange Name	NYSE
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
Entity Address, Country	US
Contact Personnel Name	Feng Tian, Ph.D
Contact Personnel Email Address	Feng.Tian@ambrx.com
City Area Code	858
Local Phone Number	875-2400